CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet - GBP (£) £ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet [Abstract]
Cash and balances at central banks		£ 58,521	£ 47,452	£ 58,417
Less: mandatory reserve deposits	[1]	(957)	(914)	(941)
		57,564	46,538	57,476
Loans and advances to banks		6,611	26,902	25,117
Less: amounts with a maturity of three months or more		(3,193)	(11,052)	(10,640)
		3,418	15,850	14,477
Total cash and cash equivalents		£ 60,982	£ 62,388	£ 71,953	£ 65,147

[1]	Mandatory reserve deposits are held with local central banks in accordance with statutory requirements; these deposits are not available to finance the Group's day-to-day operations.